GOODWILL - Summary (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
GOODWILL
Gross goodwill	$ 166,118	¥ 1,142,147	$ 159,549	¥ 1,096,972	¥ 1,069,603
Accumulated impairment losses	(73,449)	(505,000)
Net goodwill	$ 92,669	¥ 637,147	$ 159,549	¥ 1,096,972	¥ 1,069,603